Note 14. Income Taxes (Details) (USD $) In Millions, unless otherwise specified	12 Months Ended
	Dec. 31, 2014	Dec. 31, 2013	Dec. 31, 2012
Income (Loss) from Continuing Operations before Equity Method Investments, Income Taxes, Extraordinary Items, Noncontrolling Interest [Abstract]
U.S.	$ (1,048.5)	$ (549.4)	$ (261.1)
Foreign	(267.9)	(42.4)	179.6
Loss before income tax (benefit) expense and equity in earnings (loss) of equity method investments	(1,316.4)	(591.8)	(81.5)
Components of Income Tax Expense (Benefit), Continuing Operations [Abstract]
Current Federal Tax Expense (Benefit)	3.3	(13.1)	38.9
Deferred Federal Income Tax Expense (Benefit)	(40.0)	47.6	(0.2)
Federal Income Tax Expense (Benefit), Continuing Operations	(36.7)	34.5	38.7
Current State and Local Tax Expense (Benefit)	1.8	1.7	(14.0)
Deferred State and Local Income Tax Expense (Benefit)	(2.7)	(6.1)	0.7
State and Local Income Tax Expense (Benefit), Continuing Operations	(0.9)	(4.4)	(13.3)
Current Foreign Tax Expense (Benefit)	43.9	6.1	47.5
Deferred Foreign Income Tax Expense (Benefit)	(42.3)	(8.4)	(8.0)
Foreign Income Tax Expense (Benefit), Continuing Operations	1.6	(2.3)	39.5
Current Income Tax Expense (Benefit)	49.0	(5.3)	72.4
Deferred Income Tax Expense (Benefit)	(85.0)	33.1	(7.5)
Income Tax Expense (Benefit), Continuing Operations	(36.0)	27.8	64.9
Effective Income Tax Rate Reconciliation, Percent [Abstract]
Income tax at federal statutory rate	(35.00%)	(35.00%)	(35.00%)
Effect of foreign operations	9.10%	(8.70%)	(71.60%)
Foreign incentives	0.00%	(0.40%)	(5.70%)
Foreign repatriation	(1.90%)	0.00%	(2.10%)
State income taxes, net of U.S. Federal benefit	(0.60%)	(0.40%)	(16.60%)
Tax authority positions, net	0.60%	0.20%	3.80%
Valuation allowance	12.20%	47.10%	183.20%
Effective Income Tax Rate Reconciliation, Nondeductible Expense, Other, Percent	12.10%	0.00%	0.00%
Other, net	1.00%	1.90%	23.60%
Effective tax expense (benefit) rate	(2.50%)	4.70%	79.60%
Reconciliation of Unrecognized Tax Benefits, Excluding Amounts Pertaining to Examined Tax Returns [Roll Forward]
Beginning of year	16.7	50.9
Additions based on tax positions related to the current year	7.5	7.8
Additions due to acquisition of existing entities	1.0	0
Reductions for tax positions of prior years	0	(7.8)
Reductions related to settlements with taxing authorities	0	(34.2)
End of year	25.2	16.7	50.9
Deferred tax assets:
Inventories	7.9	11.9
Restructuring liabilities	21.3	87.3
Accrued liabilities	61.9	61.1
Solar energy systems	581.5	571.0
Deferred revenue	73.2	51.3
Property, plant and equipment	39.1	52.9
Pension, medical and other employee benefits	18.9	0
Investment in partnerships	85.7	0
Foreign repatriation	25.1	0
Net operating loss carry forwards	513.5	110.3
Foreign tax credits	296.9	252.9
Other	55.0	92.5
Total deferred tax assets	1,780.0	1,291.2
Valuation allowance	(1,215.2)	(785.9)
Net deferred tax assets	564.8	505.3
Deferred tax liabilities:
Solar energy systems	(416.5)	(372.9)
Deferred Tax Liabilities, Property, Plant and Equipment	(19.3)	0
Deferred tax liability-Branch Operations	(44.5)	(51.8)
Other	(11.7)	(14.9)
Total deferred tax liabilities	(492.0)	(439.6)
Deferred Tax Assets, Net of Valuation Allowance, Classification [Abstract]
Current deferred tax assets, net (recorded in prepaids and other current assets)	57.4	90.5
Deferred Tax Liabilities, Net, Current	(12.3)	(2.6)
Non-current deferred tax assets, net	94.5	55.5
Deferred Tax Liabilities, Net, Noncurrent	(66.8)	(77.7)
Net deferred tax assets	$ 72.8	$ 65.7